Statements of comprehensive income - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statements of comprehensive income
Net profit for the year	$ 8,099	$ 7,997	$ 7,460
Gains/(losses) on available-for-sale securities:
Recognised in equity	(102)	75	56
Transferred to income statements	66	(3)	(8)
Gains/(losses) on cash flow hedging instruments:
Recognised in equity	(161)	(91)	(304)
Transferred to income statements	203	115	21
Movement in foreign currency translation reserve:
Exchange differences on translation of foreign operations	181	(116)	(238)
Transferred to income statements	(3)
Income tax on items taken to or transferred from equity:
Available-for-sale securities reserve	9	(18)	(13)
Cash flow hedge reserve	(13)	(6)	85
Share of associates' other comprehensive income:
Recognised in equity (net of tax)		3	(17)
Transferred to income statements		9
Items that will not be reclassified subsequently to profit or loss
Own credit adjustment on financial liabilities designated at fair value (net of tax)	43	(164)	(54)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	45	190	(47)
Other comprehensive income for the year (net of tax)	268	(6)	(519)
Total comprehensive income for the year	8,367	7,991	6,941
Attributable to:
Owners of Westpac Banking Corporation	8,363	7,984	6,926
Non-controlling interests	4	7	15
Total comprehensive income for the year	8,367	7,991	$ 6,941
Parent Entity
Statements of comprehensive income
Net profit for the year	8,144	7,843
Gains/(losses) on available-for-sale securities:
Recognised in equity	(32)	88
Transferred to income statements	(33)	(3)
Gains/(losses) on cash flow hedging instruments:
Recognised in equity	(125)	(42)
Transferred to income statements	160	19
Movement in foreign currency translation reserve:
Exchange differences on translation of foreign operations	174	(77)
Income tax on items taken to or transferred from equity:
Available-for-sale securities reserve	19	(25)
Cash flow hedge reserve	(10)	7
Items that will not be reclassified subsequently to profit or loss
Own credit adjustment on financial liabilities designated at fair value (net of tax)	43	(164)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	47	182
Other comprehensive income for the year (net of tax)	243	(15)
Total comprehensive income for the year	8,387	7,828
Attributable to:
Owners of Westpac Banking Corporation	8,387	7,828
Total comprehensive income for the year	$ 8,387	$ 7,828